SEGMENT	6 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT

NOTE 16 – SEGMENT

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs, process and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products. The Company also provides dyeing services to external customers, as well as pet grooming service. The dyeing service is to utilize the existing production capacity and the pet grooming service is immaterial. Therefore, the Company concludes that essentially the Company’s products and services have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution, hence the Company has only one reporting segment.

Revenue by products and services

The summary of total revenues by product and service categories for the six months ended December 31, 2021 and 2020 was as follows:

	For the six months ended December 31,
	2021	2020

Product sales:
Traditional pet products	$7,137,899	$7,610,266
Intelligent pet products	9,902,154	3,383,666
Climbing hooks and others	794,749	769,199
Total revenue from product sales	17,834,802	11,763,131

Service:
Dyeing services	312,676	482,376
Other services	28,891	-
Total revenue from service	341,567	482,376
Total revenue	$18,176,369	$12,245,507

Revenue by geographic area

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended December 31,
	2021	2020

Geographic location
Sales in China domestic market	$8,532,775	$6,430,883
Sales to international markets	9,643,594	5,814,624
Total	$18,176,369	$12,245,507

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)